Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll accruals	$ 9,011	$ 6,741
Other accrued expenses	1,724	529
Total accrued liabilities	$ 10,735	$ 7,270